Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 18,196	$ 16,190	$ 14,464
Accumulated depreciation	(9,503)	(6,872)	(4,248)
Total property and equipment, net of depreciation	8,693	9,318	10,216
Assets not in service	124	697	145
Total property and equipment, net	8,817	10,015	10,361
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	11,431	10,454	8,080
Quantum Computer [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,614	3,614	4,301
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,416	1,221	1,186
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	354	217	213
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,381	$ 684	$ 684